Ordinary Shares (Details) $ / shares in Units, ¥ in Millions	Dec. 15, 2023 $ / shares shares	Aug. 25, 2023 USD ($) $ / shares shares	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2020 $ / shares shares
Ordinary Shares [Line Items]
Common stock, shares authorized							500,000,000
Common stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001
American depository share	1
Ordinary shares		50,000,000
Aggregate consideration (in Dollars) | $		$ 6,000,000
ADS Ratio, par value (in Dollars per share) | $ / shares	$ 0.0001
American depositary shares current ratio	1
Ordinary shares, outstanding					116,667,000	66,667,000
Ordinary shares, issued					116,667,000	66,667,000
Ordinary shares value (in Dollars) | $					$ 11,667	$ 6,667
IPO [Member]
Ordinary Shares [Line Items]
Stock issued during period, shares			3,333,400	3,333,400
American depository share			5	5
Share price (in Dollars per share) | $ / shares				$ 9.25
Stock issued during period, value (in Dollars) | $				$ 30,800,000
Proceeds from issuance initial public offering			¥ 170.7	$ 26,200,000
Common Stock [Member]
Ordinary Shares [Line Items]
Authorized capital							50,000
Common stock, par value per share (in Dollars per share) | $ / shares		$ 0.0001					$ 0.0001
Ordinary shares	5	50,000,000